Fair Values For Other Postretirement Benefit Plans By Asset Category (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 3,053	$ 2,657
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	237	291
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	2,178	1,753
US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	121	118
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	252	192
International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	104	189
Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	161	114
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,533	1,180
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	12	13
Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,324	1,004
Level 1 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	94	80
Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	45	11
Level 1 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	18	72
Level 1 | Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	40
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,520	1,477
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	225	278
Level 2 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	854	749
Level 2 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	27	38
Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	207	181
Level 2 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	86	117
Level 2 | Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 121	$ 114